Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Annual Rates of Depreciation

Property and equipment are stated at cost. Depreciation is computed based on the straight-line method, over the estimated useful life of the assets.

Annual rates of depreciation are as follows:	%
Furniture and leasehold improvements	7-15
Computers and software	33
Electronic equipment	15
Machines and molds	7-50